Investment Strategy - 2x Daily Software Platform ETF	Jun. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve, before fees and expenses, two times (200%) the daily percentage change in the performance of the Index by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

If the Fund is unable to obtain the necessary exposure to the Index through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Index

The Index is a rules-based index designed to track the performance of the top companies that rely on, contribute to, or create ”Software Platforms” (described below) that enable the core functions (described below) and delivery of services.

The Index generally consists of the 50 highest ranked software driven enterprises based on a combination of quality factors scores and market presence scores. The Index was created by and is owned by AOT Invest, LLC (“AOT Invest” or the “Sub-Adviser”), and maintained and calculated by VettaFi LLC (the “Index Provider”). The Sub-Adviser does not receive any compensation relating to the use of the Index.

“Software Platforms” refer to integrated software systems or frameworks that serve as foundational technologies enabling the development, deployment, and operation of applications, services, or digital ecosystems. These platforms are essential to the functionality and strategic direction of software-driven enterprises, which rely on software as a core enabler of their business models, product offerings, and operational capabilities.   Software platforms are designed to be extensible and scalable, and they often support broad user, client, or developer ecosystems. See the prospectus section entitled “Additional Information About the Fund” for more information about Software Platforms and software-driven enterprises.

“Core functions” refers to the essential business operations, processes, or capabilities that are enabled or powered by Software Platforms. These include areas such as data processing, customer relationship management, operational execution, service delivery, payment processing, e-commerce, and systems that operate and enable hardware, which are fundamental to a company’s ability to operate and compete in a software-driven environment.

The Index Universe:

Index constituents are selected from a universe of companies classified, based on their business model and activities, as software driven enterprises. These are companies where a Software Platform is a central driver of the business, and/or the company’s products are crucial to software-driven enterprises.

To be eligible for inclusion the initial universe, companies must derive at least 20% of their revenue from software-driven enterprise business activities. See the prospectus section entitled “Additional Information About the Fund” for more information software-driven enterprise business activities.

In addition, Index constituents must also trade on eligible U.S. exchanges, and meet the following minimum criteria:

●	Three-month average daily trading value of $1 million;
●	20% of their outstanding shares are available for the public to trade; and
●	Market capitalization of $100 million.
●	A positive price to earnings ratio.

Index Constituent Selection:

From the remaining companies, each company is evaluated on two factors:

●	Quality – assessed using three equally weighted sub-factors:

1.	Cost of Goods Sold to Revenue – a measure of gross efficiency that indicates how much of each dollar of revenue is consumed by production costs.

2.	Earnings-to-Price Ratio – a valuation metric calculated as earnings per share divided by market price per share, used to assess earnings yield.

3.	Return on Invested Capital (ROIC) – a measure of how effectively a company generates returns on capital invested in the business.

●	Market Presence – measured solely by market capitalization.

Each company is ranked based on its quality factor score and its market capitalization rank. These ranks are averaged to produce a composite score. The top 50 companies by composite score are considered for inclusion in the Index.

Following the composite score-based selection process, the Index Provider applies a revenue-based engagement requirement to ensure alignment with its focus on Software Platforms. Specifically, at least 80 percent of the value of the Index must be composed of “principally” engaged companies, defined as those that derive at least 50 percent of their revenue from software-driven enterprise business activities. Companies that do not meet this threshold, referred to as “materially” engaged companies, may collectively comprise only up to 20 percent of the Index. If the total weight of materially engaged companies would exceed this limit following constituent selection, the excess weight is reallocated proportionally to the principally engaged companies.

The Index Provider does not exercise discretion in the Index’s constitution or rebalancing. All decisions regarding constituent inclusion and weighting are made in accordance with the predefined, rules-based methodology.

Index Weighting:

Index constituents are weighted by float-modified market capitalization with a maximum weight of 7.5% and a minimum weight of 0.5%. The sum of all Index constituents with weights greater than 5% must be less than 45% of the Index. Excess weights are redistributed in accordance with the Index Provider’s standard processes. See the prospectus section entitled “Additional Information About the Fund” for more information about the weighting processes.

Rebalancing/Reconstitution/Selection Dates:

The Index is reconstituted and rebalanced quarterly after the close of business on the 3rd Friday in March, June, September and December. Index constituents are selected upon the close of the last trade date of the month preceding the month in which the Index is rebalanced/reconstituted. They are weighted after the close of trading eight business days before the Index is rebalanced/reconstituted.

Constituent Selection and Buffer Rule:

At each reconstitution, Index constituents are selected using a composite score calculated as the average of a company’s quality factor ranking and market capitalization ranking, as defined in the Index methodology. Companies not currently included in the Index must rank within the top 50 based on this composite score to be eligible for selection.

To promote stability and reduce turnover, the Index applies a buffer rule for existing constituents. Companies that are already in the Index may remain constituents if they rank within the top 60 at the time of reconstitution. All current constituents that meet the top-60 threshold are retained, and any remaining positions are filled by new companies ranked within the top 50. This buffer mechanism is designed to minimize unnecessary changes in Index composition due to marginal fluctuations in rankings.

After the application of the buffer rule, the Index also applies the aforementioned revenue-based engagement requirement to ensure alignment with its focus on Software Platforms. If the total weight of materially engaged companies would exceed 20% of the Index following application of the buffer, the excess weight will be reallocated proportionally to the principally engaged companies.

The Fund’s Investment Strategy

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Index. Rather than entering into swaps on individual securities, the Fund intends to obtain exposure to the Index through a single total return swap referencing the performance of the Index in its entirety.

The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying Index.

At the end of each day, the Fund’s swaps are valued using market valuations and the Adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the daily performance of the Fund’s Index.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Index. The Fund will primarily buy short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Index securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Index securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

The Fund may also invest directly in other ETFs that are focused on the software industry and have characteristics similar to the Index (“Underlying ETFs”). These Underlying ETFs are primarily intended to provide the Fund with continuing exposure to the performance of the Index while the Adviser adjusts the Fund’s derivatives positions.

The Adviser is responsible selecting the derivative instruments used to implement the Fund’s strategy as well as for effecting all portfolio transactions involving securities and derivative instruments. The Sub-Adviser is responsible for providing investment advice with respect to the Fund’s collateral holdings.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Index.

Due to the Fund’s investment strategy, the Fund concentrates its investments in securities that provide exposure to companies within the software group of industries.

It is expected that the Fund’s investment strategy will result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index’s performance is flat over time, and because of daily rebalancing, the volatility of the Index and the effects of compounding, the Fund may lose money over time while the Index’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.